DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance Sheets Information of Discontinued Operations

	2020	2019
Assets:
Account receivables	$-	$821
Inventory	-	580
Fixed assets, net	-	438
Costumers’ relationship	-	388
Total Assets	$-	$2,227
Liability:
Account payables	$179	$158

Total Liabilities	$179	$158

Schedule of Operations Information of Discontinued Operations
	Year ended December 31,
	2020	2019	2018

Revenue:
Services	$955	$4,553	$5,457

Cost of revenue:
Services	1,062	4,291	5,011

Gross profit (loss)	(107)	262	446

Operating expenses:
Research and development, net	42	(39)	95
Selling and marketing	90	330	159
General and administrative	191	598	658

	323	889	912

Operating income (loss)	(430)	(627)	(466)

Financial expenses (income)	-	28	14
Loss on disposal of discontinued operation (1)	1,415	-	-

Net Income (loss)	$(1,845)	$(655)	$(480)

(1)
During 2020, the Company writes off the following assets belonging to the discontinued operation:
Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355.